Other (Losses)/Gains - Net - Schedule of Other (Losses)/Gains - Net (Parenthetical) (Details) ¥ in Thousands, $ in Millions	1 Months Ended		6 Months Ended
	May 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Other Income (Losses) Net [Abstract]
Other loss	¥ 7,000	$ 1.1	¥ (953)		¥ 7,037
Losses recovered from cyber insurance			¥ 1,000	$ 0.1